Other Payable (Details) - USD ($)	Feb. 01, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Payable [Line Items]
Working capital		$ 5,500,000	$ 277,642
Other payable			$ 61,676	$ 167,042
Exclusive Supplier Agreement [Member]
Other Payable [Line Items]
Exclusive supplier agreement	$ 277,642
PPG payable	$ 1,506,349